                              [COLONIAL FLAG LOGO]

                                    COLONIAL

                                   CONNECTICUT

                                 TAX-EXEMPT FUND


                                SEMIANNUAL REPORT
                                  JULY 31, 1996



NOT FDIC-              MAY LOSE VALUE
INSURED                NO BANK GUARANTEE

                 COLONIAL CONNECTICUT TAX-EXEMPT FUND HIGHLIGHTS
                        FEBRUARY 1, 1996 - JULY 31, 1996

INVESTMENT OBJECTIVE: Colonial Connecticut Tax-Exempt Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Connecticut state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds.

THE FUND IS DESIGNED TO OFFER:

  -   High monthly double-tax-free income
  -   Long-term appreciation
  -   Diversification
  -   Emphasis on quality

PORTFOLIO MANAGER COMMENTARY: "We believe the Fund is positioned well in view of our expectations for the market. The Fund holds a good mixture of high quality bonds that tend to track the market and provide total return potential, and lower quality, high coupon bonds that could enhance cash flows."
                                                                - Maureen Newman

                COLONIAL CONNECTICUT TAX-EXEMPT FUND PERFORMANCE

                                                  CLASS A            CLASS B
Inception dates                                   11/1/91            6/8/92
Distributions declared per share*                  $0.196            $0.168
SEC yields on 7/31/96**                             5.00%             4.50%
Taxable-equivalent SEC yields***                    8.67%             7.80%
Total returns, assuming reinvestment of all
distributions and no sales charge or
contingent deferred sales charge (CDSC)
6 months                                           (0.42)%           (0.79)%
Net asset value per share at 7/31/96              $ 7.40            $ 7.40


*A portion of the Fund's income may be subject to the alternative minimum tax.

**The 30-day SEC yields on July 31, 1996 reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the maximum offering price per share at the end of the period. If the Adviser had not waived or borne certain Fund expenses, SEC yields would have been lower; the yield for Class A shares would have been 4.67% and the yield for Class B shares would have been 4.15%.

***Taxable-equivalent SEC yield is based on the maximum effective 42.3% federal and Connecticut income tax rates.

QUALITY BREAKDOWN                       TOP FIVE SECTORS
(as of 7/31/96)                         (as of 7/31/96)
-----------------------------           -------------------------------
AAA .................   47.8%           General Obligations ...   28.2%
AA ..................   37.0%           Hospitals .............   14.8%
A ...................   10.6%           Housing ...............   12.8%
BBB .................    1.1%           Water & Sewer .........   10.0%
Non-rated ...........    2.0%           Nursing Homes .........    6.3%
Cash & Equivalents ..    1.5%


Sector classifications are based upon Colonial's defined criteria as used in the investment process. Because the Fund is actively managed, quality and sector weightings will change.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS



I am pleased to present your Fund's semiannual report for         [PHOTO]
the period ended July 31, 1996. Your receipt of this          Harold W. Cogger
report provides us with the opportunity to reflect on the        President
investment environment of the past six months. It also allows me to introduce Maureen Newman as the new
Connecticut Portfolio Manager. Prior to joining Colonial,
Ms. Newman was with Fidelity Investments for eleven years where she acted in both the capacity of an analyst and a portfolio manager.

In the bond market, significantly stronger than expected economic indicators early in the period stirred inflation fears and propelled long-term interest rates upward. The Federal Reserve Board lowered short-term interest rates in January, but failed to continue the easing trend that the market anticipated. As a result, long-term interest rates rose during the period, eliminating almost half of the ground gained during 1995's bond market rally. Bond market volatility continues, based upon receipt of conflicting economic reports and changing expectations of Federal Reserve Board activity.

While market conditions put pressure on municipal bond prices as well, there was some good news for the tax-exempt sector. Some of the significant reasons that municipal bonds outperformed Treasury bonds were technical, such as low supply and strong retail market support. Others were fundamental, such as the easing of fears generated by tax-reform proposals, particularly those promoting a flat tax.

In the stock market, generally favorable conditions prevailed throughout most of the period, with both large company and small company stocks posting strong performance until July, when a price correction took place. As a result of that correction, stock indices generally posted negative total returns for July.

Our expectations for the remainder of 1996 include a moderating economy. We do believe that the economy will continue to grow, although at a slower pace than was indicated earlier this year. The lack of any appreciable wage and price pressure should put the bond market's fears of inflation to rest. Therefore, we are optimistic that market psychology will shift and volatility will decline by year-end.

As always, we thank you for the opportunity to help you meet your investment goals through the Colonial family of funds.


Respectfully,

/s/ Harold W. Cogger

Harold W. Cogger
President
September  11, 1996

                           PORTFOLIO MANAGEMENT REPORT

MAUREEN NEWMAN is the portfolio manager of the Colonial Connecticut Tax-Exempt Fund. Ms. Newman is vice president of Colonial Management Associates, Inc. and is the Manager of Tax-Exempt Credit Research.

Q: WHAT WAS THE FUND'S STRATEGY DURING THE PAST SIX MONTHS?

A: Our strategy had two major themes during the period. First, we shortened the effective maturity of the portfolio in order to reduce the Fund's sensitivity to interest rates and to take advantage of the flat yield curve. The yield curve is a graphical representation of interest rates for bonds of different maturities. In the municipal market, the recent difference between the yield of a 15-year bond and a 30-year bond has been low, which is one example of a flat yield curve. When this occurs, the Fund's volatility can be reduced without significantly reducing the yield. Second, we have been upgrading the overall credit quality of the portfolio because credit quality spreads have been narrow. This means that there is little yield advantage for taking additional risks on lower quality bonds. We will reverse this strategy as the yield advantage of lower-rated bonds increases.

Q: HOW DID THE FUND'S SIX MONTH PERFORMANCE COMPARE TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX?

A: The Fund modestly underperformed the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged index that measures the performance of the municipal bond market. One of the reasons the Fund underperformed the Index is because the Index's holdings represent many states, not just Connecticut. The total return for the Fund's Class A shares, based on net asset value, was down 0.42%, while the return on the Index was down 0.30%.

Q: WHAT FACTORS CONTRIBUTED TO PERFORMANCE DURING THIS PERIOD?

A: The biggest factor was a number of stronger than expected economic reports which resulted in interest rates moving up close to 100 basis points over the period. Because bond prices fall when interest rates rise, this had a negative effect on fixed income investments. Other factors included a tight supply of Connecticut bonds. This created a challenging environment for diversifying the Fund's holdings, as close to two-thirds of Connecticut bonds outstanding were Connecticut General Obligation bonds and Connecticut Special Tax Revenue bonds.

Q: HOW IS THE STATE'S ECONOMY FARING?

A: Our outlook on the State of Connecticut remains cautious. While unemployment has been declining, the economy is still relatively weak. The creation of new jobs has been in the service sector, with lower pay scales than jobs lost in the manufacturing sector. Because we think that the anemic pace of recovery will continue for the foreseeable future, we have focused on increasing the quality of the Fund's holdings. For example, we have invested in private schools and colleges that draw students from a wide geographic area; their performance is not wholly dependent on the state's economy.

Q:  WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 1996?

A: A number of recent reports indicate stronger economic growth than previously expected. Despite these growth indicators, we have not seen any appreciable wage and price pressure, and believe the market's fears of inflation should be calmed. We do expect continued volatility and fluctuating interest rates through the end of the year, and we are continuing to reduce the effective maturity of the Fund due to the flatness of the yield curve. We will also continue to look for opportunities to upgrade credit quality, which is where the yield differential between higher and lower rated bonds is narrow.


           COLONIAL CONNECTICUT TAX-EXEMPT FUND INVESTMENT PERFORMANCE
                  Change in Value of $10,000 from 11/91 to 7/96
                       Based on Net Asset Value (NAV) and
                 Maximum Offering Price (MOP) for Class A Shares

-------------------------------------------------------------------
                    NAV                 MOP                 LEHMAN
-------------------------------------------------------------------
10/31/91             10,000               9,525              10,000
11/30/91              9,983               9,509              10,028
12/31/91             10,234               9,748              10,243
01/31/92             10,231               9,745              10,266
02/29/92             10,243               9,756              10,270
03/31/92             10,211               9,726              10,274
04/30/92             10,295               9,806              10,365
05/31/92             10,465               9,968              10,487
06/30/92             10,680              10,173              10,663
07/31/92             10,999              10,476              10,983
08/31/92             10,819              10,305              10,876
09/30/92             10,875              10,359              10,947
10/31/92             10,679              10,172              10,839
11/30/92             11,019              10,496              11,033
12/31/92             11,143              10,613              11,146
01/31/93             11,290              10,753              11,276
02/28/93             11,711              11,155              11,683
03/31/93             11,600              11,049              11,560
04/30/93             11,718              11,161              11,677
05/31/93             11,790              11,230              11,742
06/30/93             12,030              11,458              11,938
07/31/93             12,052              11,480              11,954
08/31/93             12,325              11,740              12,203
09/30/93             12,490              11,896              12,342
10/31/93             12,481              11,889              12,366
11/30/93             12,346              11,760              12,257
12/31/93             12,575              11,978              12,515
01/31/94             12,678              12,076              12,658
02/28/94             12,348              11,761              12,330
03/31/94             11,774              11,215              11,828
04/30/94             11,831              11,269              11,929
05/31/94             11,954              11,387              12,032
06/30/94             11,864              11,301              11,958
07/31/94             12,119              11,544              12,178
08/31/94             12,144              11,567              12,220
09/30/94             11,921              11,354              12,041
10/31/94             11,613              11,061              11,827
11/30/94             11,285              10,749              11,613
12/31/94             11,664              11,110              11,868
01/31/95             12,062              11,489              12,208
02/28/95             12,411              11,822              12,563
03/31/95             12,539              11,943              12,707
04/30/95             12,547              11,951              12,722
05/31/95             12,847              12,237              13,128
06/30/95             12,680              12,078              13,013
07/31/95             12,723              12,118              13,136
08/31/95             12,920              12,306              13,303
09/30/95             13,030              12,411              13,387
10/31/95             13,229              12,600              13,582
11/30/95             13,481              12,841              13,807
12/31/95             13,647              12,998              13,940
01/31/96             13,723              13,071              14,045
02/29/96             13,602              12,955              13,950
03/31/96             13,408              12,771              13,772
04/30/96             13,395              12,758              13,733
05/31/96             13,399              12,763              13,728
06/30/96             13,532              12,890              13,878
07/31/96            $13,666             $13,017             $14,003

A $10,000 investment in Class B shares made on 6/92 (inception) at NAV would have been valued at $12,648 on July 31, 1996. The same investment after deducting the applicable contingent deferred sales charge (CDSC) would have grown to $12,448 on July 31, 1996.

                          AVERAGE ANNUAL TOTAL RETURNS
                  As of June 30, 1996 (most recent quarter end)

--------------------------------------------------------------
                      CLASS A SHARES           CLASS B SHARES
                      Inception 11/1/91       Inception 6/8/92
                     NAV            MOP       NAV       w/CDSC
--------------------------------------------------------------
1 YEAR              6.72%          1.65%      5.93%       0.93%
--------------------------------------------------------------
SINCE INCEPTION     6.69%          5.59%      5.71%       5.08%
--------------------------------------------------------------

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. The performance of the Index does not reflect fees or expenses associated with an actual investment.

Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV return does not include sales charges or CDSC. MOP return includes the maximum sales charge of 4.75%. The CDSC return reflects the maximum charge of 5% for one year and 3% since inception. If the Adviser had not waived or borne certain Fund expenses, total returns would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

                              INVESTMENT PORTFOLIO
                     JULY 31, 1996(UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 97.7%                                              PAR        VALUE
--------------------------------------------------------------------------------------
EDUCATION - 7.1%
EDUCATION - 5.6%
State Health & Educational
 Facilities Authority:
 Kent School, Series 1995-B,
                                          5.400%       07/01/23       $1,300    $1,222
 The Taft School, Series 1993-B:
                                          5.250%       07/01/13          350       326
                                          5.400%       07/01/20        1,750     1,599
 Trinity College, Series C,
                                          6.000%       07/01/12        1,000     1,021
 Yale University:
  Series K,
                                          6.375%       07/01/13          500       511
  Series 1992, RIB (variable rate),
                                          7.952%       06/10/30        2,500     2,478
 University of New Haven, Series 1996-D,
                                          6.625%       07/01/16        1,500     1,494
                                                                                ------
                                                                                 8,651
                                                                                ------
SCHOOL DISTRICT GENERAL OBLIGATION - 0.6%
State Regional School District No.5:
 Series 1992,
                                          6.300%       03/01/10          400       420
 Series 1993,
                                          5.600%       02/15/12          150       151
State Regional School District No.14,
 Series 1991,
                                          6.100%       12/15/06          285       303
                                                                                ------
                                                                                   874
                                                                                ------
STUDENT LOAN - 0.9%
State Higher Education
 Supplemental Loan Authority:
 Series 1991-A,
                                          7.200%       11/15/10          835       883
 Series 1992-A,
                                          6.375%       11/15/99          455       475
                                                                                ------
                                                                                 1,358
                                                                                ------
--------------------------------------------------------------------------------------
GENERAL OBLIGATION - 28.0%
Bridgeport, Series 1996-A,
                                          6.500%       09/01/08        3,000     3,281

                       INVESTMENT PORTFOLIO/JULY 31, 1996
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                             PAR        VALUE
--------------------------------------------------------------------------------------
Brookfield, Series 1992:
                                         6.000%     09/15/09        $  240     $   253
                                         6.000%     09/15/10           235         247
Danbury:
 Series 1992,
                                         5.625%     08/15/11           690         699
 Series 1994,
                                         4.500%     02/01/12         1,280       1,131
 Series 1994,
                                         4.500%     02/01/13         1,280       1,118
East Haddam,  Series 1991,
                                         6.300%     06/15/09           260         271
Farmington, Series 1993:
                                         5.700%     01/15/12           590         605
                                         5.700%     01/15/13           570         582
Granby, Series 1993:
                                         6.500%     04/01/09           200         221
                                         6.550%     04/01/10           175         194
Griswold,  Series 1992,
                                         6.000%     04/15/09           410         426
Groton, Series Lot A,
                                         5.750%     01/15/07(a)        285         295
Hamden, Series 1992:
                                         6.000%     10/01/11           425         437
                                         6.000%     10/01/12           425         439
Hartford County Metropolitan District:
                                         5.625%     02/01/11           600         603
                                         5.625%     02/01/12           600         601
                                         5.625%     02/01/13           600         601
  Series 1991,
                                         6.200%     11/15/10           220         236
  Series 1993:
                                         5.200%     12/01/12           600         568
                                         5.200%     12/01/13           600         564
Montville, Series 1993,
                                         6.300%     03/01/12           335         363
New Britain:
 Series 1992,
                                         6.000%     02/01/08           400         422
 Series 1993-A,
                                         6.000%     10/01/12         2,000       2,100
 Series 1993-B,
                                         6.000%     03/01/12         1,000       1,049

                           Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                             PAR         VALUE
--------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - CONT.
North Branford:
                                          6.200%    02/15/11        $  195      $   202
                                          6.200%    02/15/12           225          235
Norwich, Series 1994:
                                          5.750%    09/15/13           875          889
                                          5.750%    09/15/14           870          881
Plainfield, Series 1992,
                                                    08/01/11           500          529
PR Commonwealth of Puerto Rico,
 Series 1994,                             6.500%    07/01/23         1,500        1,571

Somers:
                                          6.000%    01/15/11           125          129
                                          6.250%    01/15/08           270          284
South Windsor, Series 1992,
                                          6.200%    09/01/10           495          515
Southington, Series 1993,
                                          5.000%    06/15/13           210          196
Stamford:
 Series 1992,
                                          6.125%    11/01/11         1,050        1,101
 Series 1995,
                                          5.250%    03/15/14         2,750        2,630
State:
 Series 1993-A,
                                          5.600%    11/15/10         1,000        1,010
 Series 1993-B,
                                          5.400%    09/15/09         3,000        3,000
 Series 1995-B,
                                          5.375%    10/01/15         5,000        4,763
 Series 1996-A,
                                          5.200%    05/15/09         3,645        3,577
Torrington, Series 1992,
                                          6.400%    05/15/10           750          789
Vernon, Series 1988,
                                          7.100%    10/15/03           250          283
Waterbury, Series 1993,
                                          5.375%    04/15/08           750          750
West Haven, Series 1993-B;
                                          5.400%    06/01/10           705          693
                                          5.400%    06/01/11           740          723
Westbrook, Series 1992:
                                          6.300%    03/15/12           265          286
                                          6.400%    03/15/09           630          680
                                                                                -------
                                                                                 43,022
                                                                                -------

                           Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                             PAR         VALUE
--------------------------------------------------------------------------------------
HEALTHCARE - 20.9%
HOSPITALS - 14.7%
State Health & Educational
 Facilities Authority:
 Bridgeport Hospital, Series A,
                                        6.500%      07/01/12         1,000      $ 1,060
 Danbury Hospital:
  Series E,
                                        6.500%      07/01/14         1,400        1,468
  Series 1996-F,
                                        5.375%      07/01/17         1,500        1,417
 New Britain Hospital, Series 1991-A,
                                        7.750%      07/01/22           200          211
 Norwalk Hospital, Series D,
                                        6.250%      07/01/12         1,750        1,811
 St. Francis Hospital & Medical Center:
  Series B,
                                        6.125%      07/01/10         1,000        1,030
  Series 1993-C,
                                        5.000%      07/01/13(a)      4,500        4,157
 St. Raphael Hospital:
  Series E,
                                        6.750%      07/01/13         1,400        1,493
  Series 1992-F,
                                        6.200%      07/01/14           750          770
  Series 1992-G,
                                        6.200%      07/01/14           225          231
  Series 1993-H,
                                        5.250%      07/01/09(a)      3,410        3,355
 Waterbury Hospital,
                                        7.000%      07/01/20         4,450        4,750
 William W. Backus Hospital, Series C,
                                        6.000%      07/01/12           250          243
 Yale-New Haven Hospital, Series G,
                                        6.500%      07/01/12           500          529
                                                                                -------
                                                                                 22,525
                                                                                -------
NURSING HOMES - 6.2%
State Development Authority:
 Clintonville Manor Realty, Inc.,
  Series 1992,
                                        6.750%      06/20/21         1,490        1,544
 Duncaster Inc.,
  Series 1992:
                                        6.700%      09/01/07           500          532
                                        6.750%      09/01/15         2,500        2,597

                           Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                             PAR         VALUE
---------------------------------------------------------------------------------------
HEALTHCARE - CONT.
NURSING HOMES - CONT.
State Health & Educational
 Facilities Authority:
 AHF/Windsor Nursing Home Project,
                                        7.125%       11/01/24        $2,000     $ 2,222
 Noble Horizons Nursing Home Project, Series 1993,
                                        5.875%       11/01/12           640         634
 Pope John Paul II Center for Health,
                                        6.250%       11/01/13         2,000       2,055
                                                                                 ------
                                                                                  9,584
                                                                                 ------
---------------------------------------------------------------------------------------
HOUSING - 12.7%
MULTI-FAMILY - 2.2%
New Britain Housing Authority,
 Nathan Hale Apartments:
  Series 1992-A,
                                        6.500%       07/01/02           125         132
  Series 1992-B,
                                        6.875%       07/01/24         2,590       2,710
Waterbury Nonprofit Housing Corp.,
 Fairmont Heights, Series 1993-A,
                                        6.500%       01/01/26           600         619
                                                                                 ------
                                                                                  3,461
                                                                                 ------
SINGLE-FAMILY - 10.5%
State Housing Finance Authority:
 Series B-2,
                                        6.750%       05/15/22         2,400       2,481
 Series 1990 B-4,
                                        7.300%       11/15/03           225         233
 Series 1991 C-1,
                                        6.450%       11/15/11         1,325       1,356
 Series 1991 C-2,
                                        6.700%       11/15/22           105         107
 Series 1991 C,
                                        6.600%       11/15/23         1,580       1,637
 Series 1992-B:
                                        5.650%       05/15/06           550         565
                                        6.700%       11/15/12         2,700       2,845
 Series 1993-B,
                                        6.200%       05/15/12         5,000       5,088
 Sub-Series C-1,
                                        6.350%       05/15/17         1,250       1,286
 Series 1994-D, Sub-Series D-1,
                                        6.625%       05/15/24           500         521
                                                                                 ------
                                                                                 16,119
                                                                                 ------

                           Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                             PAR         VALUE
--------------------------------------------------------------------------------------
OTHER REVENUE - 0.3%
AMUSEMENTS & RECREATION
State Development Authority,
 Jewish Community of New Haven,
 Series 1992,
                                        6.600%     09/01/17          $  500     $  528
                                                                                ------

--------------------------------------------------------------------------------------
PUBLIC FACILITIES IMPROVEMENT - 4.2%
PR Commonwealth of Puerto Rico
 Public Buildings Authority, Series 1993-M,
 stepped coupon, (5.700% 07/01/98)
                                        3.750%     07/01/16(b)        3,300      2,933
State Certificates of Participation,
 Middletown Courthouse Project:
                                        6.250%     12/15/09(a)        1,685      1,778
                                        6.250%     12/15/10             750        789
                                        6.250%     12/15/12             100        104
                                        6.250%     12/15/13             850        884
                                                                                ------
                                                                                 6,488
                                                                                ------
--------------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - 0.5%
State Development Authority,
 Series 1993-A,
                                        5.250%     11/15/11             750        720
                                                                                ------
--------------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATIONS (c) - 0.8%
State Health & Educational
 Facilities Authority:
 Lawrence & Memorial Hospitals, Series C,
                                        6.250%     07/01/22             400        437
 Lutheran General Health Care System, Series 1989,
                                        7.250%     07/01/04(a)          170        193
Stratford, General Obligation,
 Series 1992,
                                        7.300%     03/01/12             500        561
                                                                                ------
                                                                                 1,191
                                                                                ------
--------------------------------------------------------------------------------------
RESOURCE RECOVERY - 6.2%
MISCELLANEOUS DISPOSAL - 2.4%
State Development Authority,
 Pfizer Inc. Project,
 Series 1994,
                                        7.000%     07/01/25           2,000      2,195

                           Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                             PAR         VALUE
--------------------------------------------------------------------------------------
RESOURCE RECOVERY - CONT.
MISCELLANEOUS DISPOSAL - CONT.
State Disposal Facility,
 Netco Waterbury Ltd.,
 Series 1995,
                                        9.375%    06/01/16           $1,500     $1,479
                                                                                ------
                                                                                 3,674
                                                                                ------
--------------------------------------------------------------------------------------
RESOURCE RECOVERY - 3.8%
Bristol Resource Recovery Facility
 Operation Commitee,
 Ogden Martin Systems, Inc., Series 1995,
                                        6.500%    07/01/14            1,500      1,545
State Resource Recovery Authority:
 American Re-Fuel Co.,
 Series 1988-A,
                                        8.000%    11/15/15            2,500      2,709
 Series 1992-A,
                                        6.450%    11/15/22            1,425      1,446
Mid-Connecticut System,
  Series 1985-B,
                                        7.300%    11/15/12              200        208
                                                                                ------
                                                                                 5,908
                                                                                ------
--------------------------------------------------------------------------------------
SALES & EXCISE TAX - 5.5%
State:
 Series 1991-B
                                        6.250%    10/01/09            2,500      2,638
 Series 1992-B
                                        6.125%    09/01/12            4,600      4,847
State Special Tax Obligation,
 Transportation Infrastructure,
 Series 1994-B,
                                        6.000%    10/01/09            1,000      1,043
                                                                                ------
                                                                                 8,528
                                                                                ------
--------------------------------------------------------------------------------------
TRANSPORTATION - 0.7%
TURNPIKE/TOLLROAD/BRIDGE
PR Commonwealth of Puerto Rico
 Highway & Transportation Authority,
 Series W,
                                        5.500%    07/01/09(a)         1,110      1,121
                                                                                ------

                           Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                          PAR            VALUE
----------------------------------------------------------------------------------------
UTILITY - 10.8%
JOINT POWER AUTHORITY - 0.9%
State Municipal Electric Energy
 Cooperative:
 Series 1993 A,
                                        5.000%      01/01/18        $  500      $    450
 Series 1996-A,
                                        5.000%      01/01/09         1,040           993
                                                                                --------
                                                                                   1,443
                                                                                --------
WATER & SEWER - 9.9%
South Central Regional Water Authority,
 Series 11,
                                        5.750%      08/01/12         2,000         2,010
State Clean Water Fund:
 Series 1991,
                                        7.000%      01/01/11         1,850         2,028
 Series 1992,
                                        6.125%      02/01/12         3,730         3,833
 Series 1993,
                                        5.875%      04/01/09         1,000         1,051
 Series 1996,
                                        5.125%      05/01/18         2,000         1,825
State Development Authority,
 Sewer Sludge Disposal Facilities,
 Series 1996,
                                        8.250%      06/01/06         1,500         1,500
PR Commonwealth of Puerto Rico
 Aqueduct & Sewer Authority,
 Series 1995,
                                        6.000%      07/01/07(a)      2,750         2,946
                                                                                --------
                                                                                  15,193
                                                                                --------
TOTAL MUNICIPAL BONDS (cost of $146,328)                                         150,388
                                                                                --------

OPTIONS - 0.0 %                                                  CONTRACTS
----------------------------------------------------------------------------------------
September 1996 Treasury Bond Puts:
 Strike price 106, expiration 9/10/96
 (cost of $99)                                                          50            16
                                                                                --------

TOTAL INVESTMENTS (cost of $146,427)(d)                                          150,404
                                                                                --------

                       Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 1.4%                                     PAR         VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (e)
AZ Pinal County Industrial Development
 Authority,
 Newmont Mining Corp., Series 1948 A,
                                        3.750%     12/01/09       $   500     $    500
FL Pinellas County Health Facilities
 Authority,
 Series 1985,
                                        3.750%     12/01/15         1,100        1,100
MS Perry County,
 Leaf River Forest Project,
                                        3.700%     03/01/02           600          600
                                                                               -------

TOTAL  SHORT-TERM OBLIGATIONS                                                    2,200
                                                                               -------

OTHER ASSETS & LIABILITIES, NET - 0.9%                                           1,350
--------------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                           $153,954
                                                                              --------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) These securities, or a portion thereof, with a total market value of $13,845, are being used to collateralize open futures contracts.

(b) Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.

(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(d)  Cost for federal income tax purposes is the same.

(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1996.


Short futures contracts open at July 31, 1996:

                           Par value                                Unrealized
                            covered          Expiration             depreciation
     Type                by contracts          month                at 7/31/96
--------------------------------------------------------------------------------
   Treasury Bond            $10,200          September                 $234


   Acronym                                      Name
---------------                        ----------------------
     RIB                               Residual Interest Bond

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            JULY 31, 1996 (UNAUDITED)

(in thousands except for per share amounts and footnotes)


ASSETS
Investments at value (cost $146,427)                                              $150,404
Short-term obligations                                                               2,200
                                                                                  --------
                                                                                   152,604
Receivable for:
  Interest                                                           $2,106
  Fund shares sold                                                      145
Deferred organization expenses                                            1
  Other                                                                   2          2,254
                                                                   --------       --------
    Total Assets                                                                   154,858

LIABILITIES
Payable for:
  Distributions                                                         629
  Fund shares repurchased                                               198
  Variation margin on futures                                            70
Accrued:
  Deferred Trustees fees                                                  2
Other                                                                     5
                                                                   --------
    Total Liabilities                                                                  904
                                                                                  --------

NET ASSETS                                                                        $153,954
                                                                                  --------

Net asset value & redemption price per share -
Class A ($72,879/9,851)                                                              $7.40
                                                                                  --------
Maximum offering price per share - Class A
($7.40/0.9525)                                                                       $7.77 (a)
                                                                                  --------
Net asset value & offering price per share -
Class B ($81,075/10,959)                                                             $7.40 (b)
                                                                                  --------

COMPOSITION OF NET ASSETS
Capital paid in                                                                   $155,463
Undistributed net investment income                                                     82
Accumulated net realized loss                                                       (5,334)
Net unrealized appreciation (depreciation) on:
   Investments                                                                       3,977
   Open futures contracts                                                             (234)
                                                                                  --------
                                                                                  $153,954
                                                                                  ========


(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JULY 31, 1996 (UNAUDITED)


(in thousands)


INVESTMENT INCOME
Interest                                                                        $  4,607

EXPENSES
Management fee                                                       $  422
Service fee                                                             109
Distribution fee - Class B                                              303
Transfer agent                                                          123
Bookkeeping fee                                                          32
Trustees fee                                                             10
Custodian fee                                                             4
Audit fee                                                                13
Legal fee                                                                 5
Registration fee                                                          3
Reports to shareholders                                                   4
Amortization of deferred
 organization expenses                                                    2
Other                                                                     7
                                                                -----------
                                                                      1,037
Fees waived by the Adviser                                             (274)          763
                                                                -----------    -----------
         Net Investment Income                                                      3,844
                                                                               -----------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
Investments                                                             433
Closed futures contracts                                                982
                                                                -----------
    Net Realized Gain                                                               1,415
Net unrealized depreciation during
  the period on:
Investments                                                          (6,151)
Open futures contracts                                                 (188)
                                                                -----------
     Net Unrealized Loss                                                           (6,339)
                                                                               -----------
          Net Loss                                                                 (4,924)
                                                                               -----------
Net Decrease in Net Assets from Operations                                     $   (1,080)
                                                                               -----------




See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                    (Unaudited)
                                                    Six months
                                                       ended          Year ended
                                                      July 31         January 31
(in thousands)                                       ---------        ----------
INCREASE (DECREASE) IN NET ASSETS                       1996              1996
Operations:
Net investment income                                $   3,844         $   7,991
Net realized gain (loss)                                 1,415            (2,937)
Net unrealized appreciation (depreciation)              (6,339)           14,582
                                                     ---------         ---------
    Net Increase (Decrease) from Operations             (1,080)           19,636
Distributions:
From net investment income - Class A                    (1,994)           (4,306)
From net investment income - Class B                    (1,831)           (3,736)
                                                     ---------         ---------
                                                        (4,905)           11,594
                                                     ---------         ---------
Fund Share Transactions:
Receipts for shares sold - Class A                       3,081            12,024
Value of distributions reinvested - Class A              1,152             2,577
Cost of shares repurchased - Class A                    (8,959)          (14,939)
                                                     ---------         ---------
                                                        (4,726)             (338)
                                                     ---------         ---------
Receipts for shares sold - Class B                       5,435            10,077
Value of distributions reinvested - Class B              1,081             2,318
Cost of shares repurchased - Class B                    (5,755)           (9,023)
                                                     ---------         ---------
                                                           761             3,372
                                                     ---------         ---------
    Net Increase (Decrease) from Fund Share
      Transactions                                      (3,965)            3,034
                                                     ---------         ---------
        Total Increase (Decrease)                       (8,870)           14,628

NET ASSETS
Beginning of period                                    162,824           148,196
                                                     ---------         ---------
End of period (including undistributed
 net investment income of $82 and $52,
 respectively)                                       $ 153,954         $ 162,824
                                                     ---------         ---------

NUMBER OF FUND SHARES
Sold - Class A                                             417             1,635
Issued for distributions reinvested - Class A              155               350
Repurchased - Class A                                   (1,217)           (2,028)
                                                     ---------         ---------
                                                          (645)              (43)
                                                     ---------         ---------
Sold - Class B                                             735             1,370
Issued for distributions reinvested - Class B              146               315
Repurchased - Class B                                     (779)           (1,221)
                                                     ---------         ---------
                                                           102               464
                                                     ---------         ---------


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 1996 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial Connecticut Tax-Exempt Fund (the Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's objective is to seek as high a level of after-tax total return, as is consistent with prudent risk. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

                   Notes to Financial Statements/July 31, 1996
--------------------------------------------------------------------------------

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the annualized distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred $17,793 of expenses in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro rata portion of the combined average net assets of Trust V as follows:

                   Notes to Financial Statements/July 31, 1996
--------------------------------------------------------------------------------
NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
                 Average Net Assets          Annual Fee Rate
                 ------------------          ---------------
                  First $1 billion                0.55%
                  Next $1 billion                 0.50%
                  Over $2 billion                 0.45%

Effective January 1, 1996, the management fee applicable to the Trust is being reduced based on the following schedule for the first $1 billion in combined average net assets:
                                                  Cumulative Annualized
             Effective Date                              Reduction
          --------------------                    ---------------------
          January 1, 1996                                0.0125%
          April 1, 1996                                  0.0250%
          July 1, 1996                                   0.0375%
          October 1, 1996                                0.0500%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended July 31, 1996, the Fund has been advised that the Distributor retained net underwriting discounts of $14,902 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $113,841 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B shares. The plan also requires the payment of a service fee to the Distributor as follows:

                       Valuation of shares             Annual
                    outstanding on the 20th of          Fee
                   each month which were issued         Rate
                   ----------------------------         ----
                    Prior to November 30, 1994          0.10%
                   On or after December 1, 1994         0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

                   Notes to Financial Statements/July 31, 1996
--------------------------------------------------------------------------------
EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.45% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended July 31, 1996, purchases and sales of investments, other than short-term obligations were $23,388,803 and $27,158,770, respectively.

Unrealized appreciation (depreciation) at July 31, 1996, based on cost of investments for both financial statement and federal income tax purposes was:

          Gross unrealized appreciation              $     4,934,328
          Gross unrealized depreciation                     (957,709)
                                                       -------------
                  Net unrealized appreciation        $     3,976,619
                                                       -------------

CAPITAL LOSS CARRYFORWARDS: At January 31, 1996, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                            Year of                    Capital loss
                          expiration                   carryforward
                          ----------                   ------------
                             2003                    $     2,374,000
                             2004                          2,209,000
                                                       -------------
                                                     $     4,583,000
                                                       -------------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

                   Notes to Financial Statements/July 31, 1996
--------------------------------------------------------------------------------
NOTE 4. PORTFOLIO INFORMATION - CONT.
--------------------------------------------------------------------------------
The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 1996.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                            (Unaudited)
                                                         Six months ended                               Year ended
                                                              July 31                                   January 31
                                                ----------------------------------            -------------------------------
                                                                1996                                       1996
                                                  Class A                Class B                Class A             Class B
                                                -----------            -----------            -----------         -----------
Net asset value -
   Beginning of period                          $     7.630            $     7.630            $     7.080         $     7.080
                                                -----------            -----------            -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income(a)                                            0.198                  0.170                  0.400               0.345
Net realized and
unrealized gain (loss)                               (0.232)                (0.232)                 0.552               0.552
                                                -----------            -----------            -----------         -----------
   Total from Investment
      Operations                                     (0.034)                (0.062)                 0.952               0.897
                                                -----------            -----------            -----------         -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
  investment income                                  (0.196)                (0.168)                (0.402)             (0.347)
                                                -----------            -----------            -----------         -----------
Net asset value -
   End of period                                $     7.400            $     7.400            $     7.630         $     7.630
                                                -----------            -----------            -----------         -----------
Total return(b)(c)                                    (0.42)%(d)             (0.79)%(d)             13.77%              12.93%
                                                -----------            -----------            -----------         -----------

RATIOS TO AVERAGE NET ASSETS
Expenses                                               0.59%(e)(f)            1.34%(e)(f)            0.51%(e)            1.25%(e)
Net investment
 income                                                5.32%(e)(f)            4.57%(e)(f)            5.42%(e)            4.68%(e)
Fees and expenses waived
   or borne by the
   Adviser                                             0.35%(f)               0.35%(f)               0.42%               0.42%
Portfolio turnover                                       15%(d)                 15%(d)                 13%                 13%
Net assets at end
of period (000)                                 $    72,879            $    81,075            $    80,039         $    82,785

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                                    $ 0.013               $  0.013                $ 0.031            $  0.031

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(f) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.
      Selected data for a share of each class outstanding throughout each period are as follows:

                                                                     Year ended January 31
                                                --------------------------------------------------------------
                                                           1995                               1994
                                                  Class A          Class B          Class A          Class B
                                                -----------      -----------      -----------      -----------
Net asset value -
   Beginning of period                          $     7.890      $     7.890      $     7.420      $     7.420
                                                -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                              0.418            0.363            0.429            0.372
Net realized and
unrealized gain (loss)                               (0.809)          (0.809)           0.465            0.465
                                                -----------      -----------      -----------      -----------
   Total from Investment
      Operations                                     (0.391)          (0.446)           0.894            0.837
                                                -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
  investment income                                  (0.418)          (0.363)          (0.424)          (0.367)
In excess of net
  investment income                                      --               --               --               --
From net realized gains                              (0.001)          (0.001)              --               --
In excess of net
  realized gains                                         --               --               --               --
                                                -----------      -----------      -----------      -----------
   Total from Distributions
   Declared to Shareholders                          (0.419)          (0.364)          (0.424)          (0.367)
                                                -----------      -----------      -----------      -----------
Net asset value -
   End of period                                $     7.080      $     7.080      $     7.890      $     7.890
                                                -----------      -----------      -----------      -----------
Total return(d)(e)                                    (4.85%)          (5.57%)          12.30%           11.49%
                                                -----------      -----------      -----------      -----------

RATIOS TO AVERAGE NET ASSETS
Expenses                                               0.32%            1.07%            0.22%            0.97%
Net investment income                                  5.81%            5.06%            5.48%            4.73%
Fees and expenses waived
   or borne by the Adviser                             0.55%            0.55%            0.65%            0.65%
Portfolio turnover                                       22%              22%               5%               5%
Net assets at end
of period (000)                                 $    74,616      $    73,580      $    91,436      $    71,791


(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                                    $ 0.039          $ 0.039          $ 0.051          $ 0.051
(b) Class B shares were initially offered on June 8, 1992. Per share amounts reflect activity from that date.
(c) The Fund commenced investment operations on November 1, 1991.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) Annualized.

                                       24

                          FINANCIAL HIGHLIGHTS - CONT.


                                                 Period ended
           Year ended January 31                  January 31
    ---------------------------------            --------
                   1993                              1992
    Class A                   Class B (b)         Class A (c)
    -------                   -------            --------

    $7.190                     $7.200             $7.140
    ------                    -------            -------
     0.449                      0.256              0.118
     0.270                      0.257              0.046
    ------                    -------            -------
     0.719                      0.513              0.164
    ------                    -------            -------

    (0.452)                    (0.256)            (0.114)
    (0.002)
    (0.021)                    (0.002)              --
                               (0.021)              --
    (0.014)                    (0.014)              --
    ------                    -------            -------
    (0.489)                    (0.293)            (0.114)


   $ 7.420                    $ 7.420           $  7.190
    ------                    -------            -------
     10.34%                      7.23%(f)           2.31%(f)
    ------                    -------            -------
      --
      6.00%                      0.75%(g)           --
                                 5.25%(g)           4.68%(g)
      0.90%
         4%                      0.90%(g)           1.32%(g)
                                    4%                53%(g)
   $63,126
                              $27,839            $12,349

   $ 0.067                    $ 0.042            $ 0.033

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL

BY TELEPHONE
COLONIAL CUSTOMER CONNECTION -- 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends, and capital gains information ......     press 1

For account information ........................................     press 2

To speak to a Colonial representative ..........................     press 3

For yield and total return information .........................     press 4

For duplicate statements or new supply of checks ...............     press 5

To order duplicate tax forms and year-end statements ...........     press 6
(February through May)

To review your options at any time during your call ............     press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 am to 8:00 pm ET, and Saturdays from February through mid-April, 10:00 am to 2:00 pm ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT -- 1-800-422-3737

To purchase, exchange, or sell shares by telephone, call Monday to Friday, 9:00 am to 8:00 pm ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

COLONIAL LITERATURE DEPARTMENT -- 1-800-248-2828

To request literature on any Colonial fund, call Monday to Friday, 8:30 am to 6:30 pm ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Connecticut Tax-Exempt Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial Connecticut Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Connecticut Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives, and operating policies of the Fund.

[COLONIAL MUTUAL FUNDS LOGO]

Mutual Funds for
Planned Portfolios

                                    TRUSTEES

ROBERT J. BIRNBAUM

Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE

Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS

Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.

Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER

Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER

Dean, Boston College School of Management

GEORGE L. SHINN

Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN

Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.

Chairman of the Board, Reed & Barton Corporation

             COLONIAL INVESTMENT SERVICES, INC., DISTRIBUTOR (C)1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                            CT-03/507C-0796 M (9/96)